Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
At fair value
Financial instruments - fair values and risk management
Financial assets	$ 24,252	$ 16,415
Financial assets at amortized cost
Financial instruments - fair values and risk management
Financial assets	146,988	141,549
Financial assets at amortized cost | Trade receivables
Financial instruments - fair values and risk management
Financial assets	30,226	31,743
Financial assets at amortized cost | Cash
Financial instruments - fair values and risk management
Financial assets	78,242	62,908
Financial assets at amortized cost | Loans receivable
Financial instruments - fair values and risk management
Financial assets	510	1,490
Financial assets at amortized cost | Other investments - current
Financial instruments - fair values and risk management
Financial assets	38,010	45,408
Financial assets measured at fair value | Level 1 | Other investments - current | At fair value
Financial instruments - fair values and risk management
Financial assets	5,239
Financial assets measured at fair value | Level 1 | Other investments - non-current | At fair value
Financial instruments - fair values and risk management
Financial assets	15,770	13,074
Fair value through other comprehensive income | Level 1 | Other investments - non-current | At fair value
Financial instruments - fair values and risk management
Financial assets	$ 3,243	$ 3,341